Adoption of IFRS 16 Leases	6 Months Ended
Dec. 31, 2019
Leases [Abstract]
Adoption of IFRS 16 Leases
Adoption of IFRS 16 Leases

The group adopted IFRS 16 with effect from 1 July 2019 by applying the modified retrospective method, meaning that the figures, as at, and for the six months ended 31 December 2018 and the year ended 30 June 2019 have not been restated. Under the new standard, outstanding lease liabilities have been recognised at 1 July 2019, for leases previously classified as operating leases, at the present value of the future lease payments over their reasonably certain lease term. Right-of-use assets have been recognised equal to the net present value of the lease liabilities, adjusted for the amount of any prepaid or accrued lease payment, lease incentives and provisions for onerous leases. There was no impact on retained earnings as at 1 July 2019. The interest rate used to discount the future payments in the calculation of the lease liability is the incremental borrowing rate at 1 July 2019 taking into account the currency and duration of the lease. The weighted average incremental borrowing rate applied across all operating leases capitalised on 1 July 2019 was 3.2%.

The group has decided to reduce the complexity of implementation by taking advantage of a number of practical expedients on transition on 1 July 2019 namely:

(i)	to not capitalise leases which expire within a year of 1 July 2019;

(ii)	to apply a single discount rate to portfolios of leases with similar characteristics; and

(iii)	to adjust the right-of-use asset by the amount of any provision for onerous leases recognised immediately before the date of initial application.
The group has not capitalised leases on transition where the value of the asset when it is new is lower than $5,000 (low value assets).

The group has recognised services associated with a lease as other operating expenses. Payments associated with leases of low value assets and leases with a lease term of twelve months or less are recognised as other operating expenses.

A judgement in calculating the initial impact on adoption includes determining the lease term where extension or termination options exist. In such instances any economic incentive to retain or end a lease have been considered and extension periods only included when it is considered reasonably certain that an option to extend a lease will be exercised.

The leases (previously classified as operating leases) which have been recorded on the balance sheet following implementation of IFRS 16 are principally in respect of warehouses, office buildings, plant and machinery, cars and distribution vehicles.

A reconciliation of differences between the operating lease commitments disclosed under IAS 17 and disclosed in note 19(b) of Diageo’s 2019 Annual Report and the lease liabilities under IFRS 16, at 1 July 2019, is as follows:

£ million
Operating lease commitments at 30 June 2019	(321)
Leases expiring within a year of 1 July 2019	19
Low value assets	11
Impact of discounting	40
Total additional lease liabilities recognised on adoption of IFRS 16	(251)
Finance lease liabilities at 30 June 2019	(128)
Total lease liabilities at 1 July 2019	(379)
Total lease liabilities at 1 July 2019 - current	(107)
Total lease liabilities at 1 July 2019 - non-current	(272)

The impact of the adoption of IFRS 16 on affected lines of the consolidated balance sheet at 1 July 2019 is as follows:

	30 June 2019	IFRS 16 impact	1 July 2019
	£ million	£ million	£ million
Non-current assets
Property, plant and equipment	4,455	236	4,691
Other financial assets	404	1	405
Current assets
Trade and other receivables	2,694	(2)	2,692

Current liabilities
Other financial liabilities	(307)	(64)	(371)
Trade and other payables	(4,202)	13	(4,189)
Non-current liabilities
Other financial liabilities	(124)	(187)	(311)
Provisions	(317)	3	(314)

As a result of the adoption of IFRS 16 the total assets increased by £235 million from £31,296 million to £31,531 million and the total liabilities increased by £235 million from £21,140 million to £21,375 million on 1 July 2019.

There is no impact on deferred tax balances. With effect from 1 July 2019, the consolidated income statement includes the depreciation of the right-of-use asset in operating profit and the unwind of the discount on the lease liability in finance charges. Under IAS 17 in the six months ended 31 December 2018 the operating lease payments were included in operating profit in the income statement. For the six months ended 31 December 2019 depreciation of right-of-use assets was £39 million and the finance charge in respect of the group’s lease liabilities was £7 million.
The adoption of IFRS 16 resulted in an immaterial benefit to operating profit and an immaterial increase in finance charges. Profit before tax, taxation and earnings per share have not been significantly impacted. The adoption of IFRS 16 has had no impact on the group’s net cash flows although a presentation change has been reflected whereby the principal element of the lease payments (for leases formerly classified as operating leases under IAS 17) of £32 million in the six months ended 31 December 2019, are disclosed as part of cash flow from financing activities and the interest element is included in cash flow from operating activities. Under IAS 17 both the principal and interest cash flows from operating leases would have been disclosed as part of cash flows from operating activities.